                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                             VAN KAMPEN VALUE FUND

                SUPPLEMENT DATED DECEMBER 23, 2003 TO THE FUND'S
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 31, 2003

The Prospectus is hereby supplemented as follows:

    The Board of Directors (the "Board") of Van Kampen Series Fund, Inc. (the "Series Fund") has approved a proposed reorganization of Van Kampen Value Fund (the "Value Fund"), a series of the Series Fund, into Van Kampen Comstock Fund (the "Comstock Fund"). The proposed reorganization will be presented to shareholders of the Value Fund for approval at a special meeting of shareholders.

    If the proposed reorganization is approved, Value Fund shareholders will receive shares of the Comstock Fund in exchange for their shares of the Value Fund. Upon completion of the reorganization, the Value Fund will terminate its registration under the Investment Company Act of 1940 and dissolve pursuant to a plan of dissolution adopted by the Board.

    The Value Fund will be closed for purchases by new investors at the close of business on January 16, 2004.

                                                                  MSVL SPT 12/03
                                                                     65011SPT-01
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                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN MID CAP GROWTH FUND

                SUPPLEMENT DATED DECEMBER 23, 2003 TO THE FUND'S
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 31, 2003

The Prospectus is hereby supplemented as follows:

    The Board of Directors (the "Board") of Van Kampen Series Fund, Inc. (the "Series Fund") has approved a proposed reorganization of Van Kampen Mid Cap Growth Fund (the "Mid Cap Growth Fund"), a series of the Series Fund, into Van Kampen Growth Fund (the "Growth Fund"). The proposed reorganization will be presented to shareholders of the Mid Cap Growth Fund for approval at a special meeting of shareholders.

    If the proposed reorganization is approved, Mid Cap Growth Fund shareholders will receive shares of the Growth Fund in exchange for their shares of the Mid Cap Growth Fund. Upon completion of the reorganization, the Mid Cap Growth Fund will terminate its registration under the Investment Company Act of 1940 and dissolve pursuant to a plan of dissolution adoption by the Board.

    The Mid Cap Growth Fund will be closed for purchases by new investors at the close of business on January 16, 2004.

                                                                   MCG SPT 12/03
                                                                     65050SPT-01